Note 1 - Corporate Information (Details Textual) R$ in Millions, $ in Millions, $ in Millions							3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 20, 2018 BRL (R$) shares	Jun. 08, 2018 USD ($)	Jun. 08, 2018 BRL (R$)	May 15, 2018 BRL (R$) shares	Jan. 18, 2018	Dec. 01, 2017 USD ($)	Dec. 31, 2017 BRL (R$) shares	Sep. 30, 2017 ARS ($)	Sep. 30, 2017 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$)	Dec. 01, 2017 BRL (R$)	Apr. 30, 2016 BRL (R$)	Jan. 31, 2016 BRL (R$)
Statement Line Items [Line Items]
Finance income										R$ 738.8	R$ 774.4	R$ 895.9
Profit (loss)										11,377.4	R$ 7,850.5	13,083.4
Maximum exposure of common shares under a equity swap agreement | shares	137,394,353			80,000,000			44,000,000				44,000,000
Maximum exposure of common shares under a equity swap agreement, amount	R$ 1,500.0			R$ 1.8			R$ 820.0				R$ 820.0
Maximum term of equity swap agreement	1 year 180 days			1 year 180 days
Exceptional items										(86.4)	(108.7)	1,134.3
Total amount considered under the Federal Tax Amnesty Program							3,500.0				R$ 3,500.0
Amount paid under the Federal Tax Amnesty Program							R$ 960.0
Remaining required monthly payments under the Federal Tax Amnesty Program							145				145
Cerveceria Nacional S. de R.L. [member] | Anheuser-Busch InBev N.V. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value												1,236.8
Fair value of profit (loss) from a like-kind exchange of property												1,240.0
Barbados Bottling Co [member]
Statement Line Items [Line Items]
Proceeds from sales of interests in associates		$ 53.0	R$ 179.0
Gains (losses) recognised when control of subsidiary is lost		$ 22.0	R$ 75.0
Exceptional items										79.0
CERVECERIA Y MALTERIA QUILMES SAICA Y G [member]
Statement Line Items [Line Items]
Gains (losses) recognised when control of subsidiary is lost								$ 306	R$ 50.0
Exceptional items										30.0
Payments to a subsidiary for completion of 3rd party licensing transaction									R$ 50.0
Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member]
Statement Line Items [Line Items]
Percentage approximate of put option partially exercised, related to capital stock					30.00%	30.00%
Total consideration transferred, acquisition-date fair value						$ 926.5							R$ 3,000.0
Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member] | Partial exercise of put option for further ownership of subsidiary [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary					85.00%
Proportion of ownership interests held by non-controlling interests					15.00%
Labatt Breweries [member] | Archibald Microbrasserie [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired														66.00%
Labatt Breweries [member] | Sucos do Bem [member] | Archibald Microbrasserie [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value														R$ 155.0
CRBS S.A. and Ambev Luxembourg [member] | Mark Anthony Group [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value															R$ 1,400.0
IAS 29 [member]
Statement Line Items [Line Items]
Finance income										182.5
Profit (loss)										R$ (292.4)
Argentinean pesos per Brazilian Real [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate							0.193096			0.102486	0.193096
Rio de Janeiro [member] | Brasil Kirin Indústria de Bebidas Ltda. [member] | Cachoeira de Macacu Bebidas Ltda. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value												R$ 478.6